NOTES PAYABLE	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 6. NOTES PAYABLE

The Company and its subsidiaries issued $318,923 and repaid $15,607 in promissory notes, net of repayments during the years ended September 30, 2014, 2013 and 2012 respectively. The newly issued and existing promissory notes bear interest at rates of 8% - 12% per annum and are repayable on or before the first anniversary date of issuance. Included in Promissory Notes payable is $79,699 in Notes Payable including accrued interest of $30,398 to Michael Lee – CEO at September 30, 2014. (As at September 30, 2014 Notes Payable plus accrued interest of $30,398 owing to Mr. Lee totaled $79,699. As at September 30, 2013 Notes Payable plus accrued interest of $27,731 owing to Mr. Lee totaled $70,922.). See also Related Party Transactions Note 14.

September 30,	2014	2013	2012
Promissory Notes Issued and outstanding, net of repayments and conversions:	$916,750	$597,827	$699,126
Interest accrued	411,766	343,789	296,786
Promissory Notes Payable	$1,328,516	$941,616	$995,912